Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Non cancelable operating lease expiring date	Nov. 30, 2017
Total rental expense	$ 506	$ 472	$ 481